Equity_Treasury Shares(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩) shares		Dec. 31, 2018 USD ($) shares		Dec. 31, 2017 KRW (₩) shares		Dec. 31, 2016 KRW (₩) shares
Carrying amount
Beginning	₩ 755,973				₩ 721,973
Changes In Treasury Share Amount Abstract [Abstract]
Acquisition	212,576		$ 191,020		202,051		₩ 721,973
Disposal					(255,263)
Ending	₩ 968,549	[1]	$ 870,332	[1]	₩ 755,973		₩ 721,973
Treasury Shares Member [Member]
Number of treasury shares
Beginning | shares	19,073,954	[2]	19,073,954	[2]	19,826,100
Changes In Treasury Share Number Abstract [Abstract]
Acquisition | shares	3,486,286	[3]	3,486,286	[3]	3,761,823	[2]
Treasury Stock Shares Retired | shares	0	[3]	0	[3]	(4,513,969)	[2]
Ending | shares	22,560,240	[3]	22,560,240	[3]	19,073,954	[2]	19,826,100
Carrying amount
Beginning	₩ 755,973	[2]			₩ 721,973
Changes In Treasury Share Amount Abstract [Abstract]
Acquisition	212,576	[3]			202,051	[2]
Disposal	0	[3]			(168,051)	[2]
Ending	968,549	[3]			755,973	[2]	₩ 721,973
Trust Agreement To Acquire Treasury Shares Amount	300,000				300,000
Termination of trust agreement to acquire treasury shares amount	₩ 300,000				₩ 800,000

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.
[2]	For the year ended December 31, 2017, the treasury stock trust agreement of KRW800,000 million with Samsung Securities Co., Ltd., which had been signed in previous year, was terminated. In order to increase shareholder value, the Group entered into another treasury stock trust agreement of KRW300,000 million with Samsung Securities Co., Ltd. for the year ended December 31, 2017.
[3]	For the year ended December 31, 2018, the treasury stock trust agreement of KRW300,000 million with Samsung Securities Co., Ltd., which had been signed in 2018, was terminated. In order to increase shareholder value, the Group entered into another treasury stock trust agreement of KRW300,000 million with Samsung Securities Co., Ltd. for the year ended December 31, 2018.